UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00919
Van Kampen Equity and Income Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited)

Description	Shares	Value

Common Stocks 65.2%
Aerospace & Defense 0.4%
General Dynamics Corp.	586,600	$45,285,520

Air Freight & Logistics 0.6%
FedEx Corp.	726,000	67,808,400

Apparel Retail 0.5%
Gap, Inc.	2,805,600	64,837,416

Application Software 0.4%
Amdocs Ltd. (Guernsey) (a)	1,579,737	47,565,881

Asset Management & Custody Banks 0.5%
State Street Corp.	1,238,600	55,910,404

Automobile Manufacturers 0.4%
Ford Motor Co. (a)	3,710,600	46,642,242

Biotechnology 0.3%
Genzyme Corp. (a)	697,500	36,151,425

Broadcasting & Cable TV 1.0%
Comcast Corp., Class A	6,703,100	126,152,342

Broadcasting — Diversified 0.8%
Time Warner Cable, Inc.	1,771,685	94,448,527

Communications Equipment 1.0%
Cisco Systems, Inc. (a)	4,810,000	125,204,300

Computer Hardware 1.9%
Dell, Inc. (a)	4,631,956	69,525,660
Hewlett-Packard Co.	3,117,000	165,668,550

		235,194,210

Consumer Electronics 0.8%
Sony Corp. — ADR (Japan)	2,731,400	104,667,248

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Shares	Value

Data Processing & Outsourced Services 0.1%
Western Union Co.	707,518	$11,999,505

Diversified Banks 1.2%
U.S. Bancorp	1,737,400	44,963,912
Wells Fargo & Co.	3,173,100	98,746,872

		143,710,784

Diversified Chemicals 2.0%
Bayer AG — ADR (Germany)	1,629,400	110,259,706
Dow Chemical Co.	3,202,200	94,689,054
PPG Industries, Inc.	638,200	41,738,280

		246,687,040

Diversified Commercial & Professional Services 0.4%
Cintas Corp.	1,669,300	46,890,637

Diversified Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	750,100	62,663,354

Drug Retail 0.6%
Walgreen Co.	2,154,600	79,914,114

Electric Utilities 2.7%
American Electric Power Co., Inc.	4,863,327	166,228,517
Edison International	1,044,600	35,693,982
Entergy Corp.	809,266	65,833,789
FirstEnergy Corp.	1,737,400	67,914,966

		335,671,254

Electronic Equipment Manufacturers 0.1%
Agilent Technologies, Inc. (a)	488,400	16,796,076

Food Distributors 0.7%
Sysco Corp.	2,962,700	87,399,650

Gold 0.3%
Newmont Mining Corp.	699,200	35,610,256

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Shares	Value

Health Care Distributors 0.4%
Cardinal Health, Inc.	1,523,000	$54,873,690

Health Care Equipment 1.0%
Covidien PLC (Ireland)	2,361,150	118,718,622

Home Improvement Retail 1.2%
Home Depot, Inc.	4,746,300	153,542,805

Human Resource & Employment Services 0.8%
Manpower, Inc.	941,193	53,760,944
Robert Half International, Inc.	1,457,300	44,345,639

		98,106,583

Hypermarkets & Super Centers 1.4%
Wal-Mart Stores, Inc.	3,005,400	167,100,240

Industrial Conglomerates 3.9%
General Electric Co.	14,927,900	271,687,780
Siemens AG — ADR (Germany)	870,600	87,033,882
Tyco International Ltd. (Switzerland)	3,099,450	118,553,962

		477,275,624

Industrial Machinery 1.3%
Dover Corp.	2,250,100	105,192,175
Ingersoll-Rand PLC (Ireland)	1,671,265	58,277,010

		163,469,185

Insurance Brokers 2.1%
Marsh & McLennan Cos., Inc.	10,489,200	256,146,264

Integrated Oil & Gas 5.5%
BP PLC — ADR (United Kingdom)	1,460,400	83,345,028
ConocoPhillips	1,289,600	65,988,832
Exxon Mobil Corp.	1,589,400	106,458,012
Hess Corp.	1,218,300	76,204,665
Occidental Petroleum Corp.	2,281,100	192,844,194
Royal Dutch Shell PLC — ADR (United Kingdom)	2,598,600	150,354,996

		675,195,727

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Shares	Value

Integrated Telecommunication Services 0.6%
Verizon Communications, Inc.	2,553,412	$79,206,840

Internet Software & Services 2.1%
eBay, Inc. (a)	7,213,700	194,409,215
Yahoo!, Inc. (a)	3,694,100	61,063,473

		255,472,688

Investment Banking & Brokerage 0.9%
Charles Schwab Corp.	6,214,040	116,140,408

Life & Health Insurance 0.2%
Primerica, Inc. (a) (d)	51,000	765,000
Principal Financial Group, Inc.	831,300	24,282,273

		25,047,273

Managed Health Care 0.9%
UnitedHealth Group, Inc.	3,476,000	113,560,920

Motorcycle Manufacturers 0.4%
Harley-Davidson, Inc.	1,657,700	46,531,639

Movies & Entertainment 3.1%
Time Warner, Inc.	4,770,133	149,162,059
Viacom, Inc., Class B (a)	6,757,400	232,319,412

		381,481,471

Office Services & Supplies 0.4%
Avery Dennison Corp.	1,336,000	48,643,760

Oil & Gas Equipment & Services 1.1%
Schlumberger Ltd. (Netherlands Antilles)	1,600,100	101,542,346
Smith International, Inc.	925,500	39,629,910

		141,172,256

Oil & Gas Exploration & Production 2.2%
Anadarko Petroleum Corp.	2,706,800	197,136,244
Devon Energy Corp.	1,176,500	75,801,895

		272,938,139

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Shares	Value

Other Diversified Financial Services 5.7%
Bank of America Corp.	11,825,300	$211,081,605
Citigroup, Inc. (a)	17,538,200	71,029,710
JPMorgan Chase & Co.	9,434,445	422,191,414

		704,302,729

Packaged Foods & Meats 1.9%
Kraft Foods, Inc., Class A	5,780,600	174,805,344
Unilever NV (Netherlands)	1,932,000	58,269,120

		233,074,464

Personal Products 0.3%
Estee Lauder Cos., Inc., Class A	630,400	40,894,048

Pharmaceuticals 4.5%
Abbott Laboratories	1,198,100	63,115,908
Bristol-Myers Squibb Co.	5,596,900	149,437,230
Merck & Co., Inc.	3,435,232	128,305,915
Pfizer, Inc.	7,102,800	121,813,020
Roche Holdings AG — ADR (Switzerland)	2,219,500	90,146,324

		552,818,397

Property & Casualty Insurance 1.1%
Chubb Corp.	1,758,716	91,189,425
Travelers Cos., Inc.	888,549	47,928,333

		139,117,758

Regional Banks 2.5%
BB&T Corp.	2,444,700	79,183,833
Fifth Third Bancorp	4,399,500	59,789,205
First Horizon National Corp. (a)	58,374	820,161
PNC Financial Services Group, Inc.	2,799,800	167,148,060

		306,941,259

Semiconductor Equipment 0.4%
Lam Research Corp. (a)	1,314,084	49,041,615

Semiconductors 0.8%
Intel Corp.	4,413,300	98,240,058

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Shares	Value

Soft Drinks 0.5%
Coca-Cola Co.	1,119,700	$61,583,500

Systems Software 0.0%
Symantec Corp. (a)	142,580	2,412,454

Wireless Telecommunication Services 0.8%
Vodafone Group PLC — ADR (United Kingdom)	4,346,500	101,229,985

Total Common Stocks 65.2%		8,051,490,986

Convertible Preferred Stocks 1.7%
Agricultural Products 0.3%
Archer-Daniels-Midland Co.	832,350	34,018,144

Electric Utilities 0.3%
Centerpoint Energy, Inc.	1,300,669	36,743,899

Health Care Facilities 0.2%
HEALTHSOUTH Corp., Ser A	27,000	23,328,000

Health Care Services 0.2%
Omnicare Capital Trust II	600,000	24,900,000

Office Services & Supplies 0.2%
Avery Dennison Corp.	529,725	21,030,083

Oil & Gas Storage & Transportation 0.2%
El Paso Energy Capital Trust I	875,900	32,955,738

Regional Banks 0.3%
KeyCorp Ser A	427,098	40,424,826

Total Convertible Preferred Stocks 1.7%		213,400,690

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Convertible Corporate Obligations 15.0%
	Advertising 0.5%
$17,229	Interpublic Group of Cos, Inc.	4.750%	03/15/23	$18,391,957
37,739	Interpublic Group of Cos., Inc.	4.250	03/15/23	39,484,429

				57,876,386

	Asset Management & Custody Banks 0.1%
4,520	Janus Capital Group, Inc.	3.250	07/15/14	5,729,100

	Auto Parts & Equipment 0.3%
31,810	BorgWarner, Inc.	3.500	04/15/12	41,750,625

	Automobile Manufacturers 0.9%
60,143	Ford Motor Co.	4.250	11/15/16	90,289,679
17,645	Navistar International Corp.	3.000	10/15/14	19,762,400

				110,052,079

	Banking 0.5%
61,461	Goldman Sachs Group, Inc. (b)	1.000	03/15/17	60,705,644

	Biotechnology 2.0%
145,000	Amgen, Inc.	0.375	02/01/13	147,718,750
37,072	Amylin Pharmaceuticals, Inc.	3.000	06/15/14	33,225,780
45,000	Invitrogen Corp.	1.500	02/15/24	52,987,500
13,636	Life Technologies Corp.	3.250	06/15/25	16,073,435

				250,005,465

	Broadcasting & Cable TV 0.7%
64,249	Liberty Media LLC	3.125	03/30/23	68,505,496
21,235	Sinclair Broadcast Group, Inc.	6.000	09/15/12	20,226,338

				88,731,834

	Casinos & Gaming 0.5%
46,844	International Game Technology (b)	3.250	05/01/14	55,920,025

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Coal & Consumable Fuels 0.4%
$53,300	Massey Energy Co.	3.250%	08/01/15	$51,967,500

	Communications Equipment 0.4%
25,049	Ciena Corp.	0.250	05/01/13	20,915,915
34,000	JDS Uniphase Corp. (b)	1.000	05/15/26	30,897,500

				51,813,415

	Electric Utilities 0.2%
10,065	PG & E Corp.	9.500	06/30/10	28,345,556

	Health Care 1.1%
46,059	LifePoint Hospitals, Inc.	3.500	05/15/14	46,174,147
62,100	Mylan Labs, Inc.	1.250	03/15/12	69,241,500
21,330	Wright Medical Group, Inc.	2.625	12/01/14	18,957,038

				134,372,685

	Health Care Services 0.5%
75,866	Omnicare, Inc.	3.250	12/15/35	64,580,932

	Hotels, Resorts & Cruise Lines 0.2%
20,078	Gaylord Entertainment Co. (b)	3.750	10/01/14	25,147,695

	Industrial Conglomerates 0.6%
64,000	3M Co., LYON	*	11/21/32	59,120,000
9,876	Textron, Inc.	4.500	05/01/13	17,184,240

				76,304,240

	Internet Software & Services 0.4%
28,864	Symantec Corp.	0.750	06/15/11	30,126,800
22,117	Symantec Corp.	1.000	06/15/13	23,609,898

				53,736,698

	Media-Cable 0.3%
30,188	Liberty Global, Inc. (b)	4.500	11/15/16	38,942,520

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Consumer Finance 0.2%
$24,679	Jefferies Group, Inc.	3.875%	11/01/29	$24,648,151

	Oil & Gas Equipment & Services 0.2%
25,155	Cal Dive International, Inc.	3.250	12/15/25	22,733,831

	Other Diversified Financial Services 0.6%
39,246	Affiliated Managers Group, Inc.	3.950	08/15/38	38,951,655
33,536	NASDAQ OMX Group, Inc.	2.500	08/15/13	32,446,080

				71,397,735

	Pharmaceuticals 1.2%
30,043	Allergan, Inc.	1.500	04/01/26	34,474,342
44,388	Cephalon, Inc.	2.500	05/01/14	51,490,080
28,137	Endo Pharmaceuticals Holdings, Inc. (b)	1.750	04/15/15	28,207,343
35,517	King Pharmaceuticals, Inc.	1.250	04/01/26	32,808,829

				146,980,594

	Semiconductors 0.7%
51,757	Micron Technology, Inc.	1.875	06/01/14	49,751,416
40,978	Xilinx, Inc. (b)	3.125	03/15/37	38,007,095

				87,758,511

	Steel 0.4%
33,735	Allegheny Technologies, Inc.	4.250	06/01/14	49,548,281

	Technology 1.9%
24,495	Cadence Design Systems, Inc.	1.375	12/15/11	23,453,963
22,000	Cadence Design Systems, Inc.	1.500	12/15/13	18,755,000
36,420	Linear Technology Corp. (b)	3.000	05/01/27	35,600,550
76,524	Lucent Technologies, Inc., Ser B	2.875	06/15/25	66,671,535
94,995	SanDisk Corp.	1.000	05/15/13	82,526,906

				227,007,954

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless Telecommunication Services 0.2%
$24,081	SBA Communications Corp.	1.875%	05/01/13	$25,586,063

	Total Convertible Corporate Obligations 15.0%			1,851,643,519

	United States Treasury Obligations 7.6%
48,000	United States Treasury Bonds	3.500	02/15/39	38,857,536
9,700	United States Treasury Bonds	4.250	05/15/39	8,990,697
25,000	United States Treasury Bonds	4.375	11/15/39	23,648,450
19,000	United States Treasury Bonds	6.125	11/15/27	22,764,394
3,557	United States Treasury Bonds	8.000	11/15/21	4,847,526
170,000	United States Treasury Notes	0.750	11/30/11	169,820,820
21,200	United States Treasury Notes	1.375	09/15/12	21,253,021
75,000	United States Treasury Notes	1.500	12/31/13	73,640,700
29,080	United States Treasury Notes	1.750	08/15/12	29,445,797
30,000	United States Treasury Notes	1.750	03/31/14	29,559,390
10,000	United States Treasury Notes	2.000	09/30/10	10,089,460
276,000	United States Treasury Notes	2.375	10/31/14	275,719,860
95,125	United States Treasury Notes	2.625	07/31/14	96,455,323
19,400	United States Treasury Notes	2.625	12/31/14	19,545,520
10,000	United States Treasury Notes	2.750	02/15/19	9,285,160
20,000	United States Treasury Notes	3.375	11/15/19	19,304,700
47,500	United States Treasury Notes	3.625	08/15/19	46,935,985
34,000	United States Treasury Notes	3.750	11/15/18	34,268,294

	Total United States Treasury Obligations 7.6%			934,432,633

	Corporate Bonds 7.2%
	Agency 0.9%
23,700	Federal Home Loan Mortgage Corp.	3.000	07/28/14	24,249,366
33,000	Federal Home Loan Mortgage Corp.	4.875	06/13/18	35,372,997
7,000	Federal Home Loan Mortgage Corp.	6.750	03/15/31	8,522,857
37,970	Federal National Mortgage Association	4.375	10/15/15	40,563,351
5,970	Federal National Mortgage Association	6.625	11/15/30	7,156,036
				115,864,607
	Automotive 0.1%
3,730	DaimlerChrysler NA Holding Corp.	7.750	01/18/11	3,924,811
645	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	789,564
3,705	Harley-Davidson Funding Corp., Ser C (b)	6.800	06/15/18	3,704,963

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Automotive (continued)
$1,920	Nissan Motor Acceptance (b)	4.500%	01/30/15	$1,926,902

				10,346,240

	Banking 1.6%
4,645	Abbey National Treasury Services PLC (United Kingdom) (b)	3.875	11/10/14	4,623,605
3,380	American Express Co.	8.125	05/20/19	4,100,714
15,855	Bank of America Corp., Ser L	5.650	05/01/18	16,065,824
2,575	Bank of America Corp.	5.750	12/01/17	2,644,149
8,290	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	9,187,011
3,548	BB&T Corp.	6.850	04/30/19	4,040,661
8,625	Capital One Bank USA NA	8.800	07/15/19	10,438,475
11,285	Citigroup, Inc.	6.125	11/21/17	11,626,134
6,965	Citigroup, Inc.	6.125	05/15/18	7,128,065
4,075	Citigroup, Inc.	8.500	05/22/19	4,764,078
6,095	Commonwealth Bank of Australia (Australia) (b)	5.000	10/15/19	6,137,171
1,775	Credit Suisse (Switzerland)	5.400	01/14/20	1,792,248
3,579	Credit Suisse First Boston USA, Inc.	5.125	08/15/15	3,837,307
3,630	Credit Suisse New York (Switzerland)	5.300	08/13/19	3,729,208
13,520	Goldman Sachs Group, Inc.	6.150	04/01/18	14,327,847
4,475	Goldman Sachs Group, Inc.	6.750	10/01/37	4,483,288
8,310	HBOS PLC (United Kingdom) (b)	6.750	05/21/18	7,646,795
7,335	JPMorgan Chase & Co.	6.000	01/15/18	7,976,086
1,360	Lloyds TSB Bank PLC (United Kingdom) (b)	5.800	01/13/20	1,329,373
5,620	National Australia Bank Ltd. (Australia) (b)	3.750	03/02/15	5,648,656

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$8,640	Nationwide Building Society (United Kingdom) (b)	6.250%	02/25/20	$8,825,760
4,395	Nordea Bank AB (Sweden) (b)	4.875	01/27/20	4,366,626
5,185	PNC Funding Corp.	5.125	02/08/20	5,233,086
3,555	PNC Funding Corp.	6.700	06/10/19	3,979,343
8,895	Rabobank Nederland NV (Netherlands) (b)	4.750	01/15/20	8,902,659
7,480	Royal Bank of Scotland PLC (United Kingdom)	4.875	03/16/15	7,486,291
4,300	Svenska Handelsbanken AB (Sweden) (b)	5.125	03/30/20	4,308,953
5,100	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	5,290,041
1,435	UBS AG Stamford, CT (Switzerland)	3.875	01/15/15	1,417,203
14,445	Wells Fargo & Co.	5.625	12/11/17	15,348,145
4,610	Westpac Banking Corp. (Australia)	4.200	02/27/15	4,750,646

				201,435,448

	Brokerage 0.2%
7,950	Bear Stearns Co., Inc.	7.250	02/01/18	9,201,751
1,647	Credit Suisse New York (Switzerland)	6.000	02/15/18	1,746,548
8,375	Merrill Lynch & Co., Inc.	6.875	04/25/18	9,039,506

				19,987,805

	Building Materials 0.0%
1,885	Holcim US Finance Sarl & Cie SCS (Luxembourg) (b)	6.000	12/30/19	1,961,169

	Chemicals 0.1%
4,595	Mosaic Co. (b)	7.625	12/01/16	5,042,374

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Chemicals (continued)
$2,175	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875%	12/01/36	$2,141,135

				7,183,509

	Diversified Manufacturing 0.1%
1,330	Brascan Corp. (Canada)	7.125	06/15/12	1,422,371
2,470	Brookfield Asset Management, Inc. (Canada)	5.800	04/25/17	2,413,037
5,380	Cooper Industries, Inc.	5.250	11/15/12	5,838,995
4,265	General Electric Co.	5.250	12/06/17	4,480,395

				14,154,798

	Electric 0.3%
700	Consumers Energy Co., Ser F	4.000	05/15/10	702,533
7,500	Enel Finance International SA (Luxembourg) (b)	5.125	10/07/19	7,426,125
5,690	FirstEnergy Solutions Corp.	6.050	08/15/21	5,708,953
2,100	Iberdrola Finance Ireland Ltd. (Ireland) (b)	3.800	09/11/14	2,114,020
1,330	Indianapolis Power & Light Co. (b)	6.300	07/01/13	1,466,309
2,475	NiSource Finance Corp.	6.125	03/01/22	2,587,724
4,450	NiSource Finance Corp.	6.800	01/15/19	4,845,743
3,530	PPL Energy Supply LLC	6.300	07/15/13	3,872,774
1,610	PPL Energy Supply LLC	6.500	05/01/18	1,718,242
6,560	Progress Energy, Inc.	7.050	03/15/19	7,414,774

				37,857,197

	Electric Utilities 0.0%
2,420	CenterPoint Energy Resources Corp.	6.250	02/01/37	2,360,768
1,805	CenterPoint Energy Resources Corp., Ser B	7.875	04/01/13	2,068,225

				4,428,993

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electronic Equipment Manufacturers 0.0%
$2,935	Agilent Technologies, Inc.	5.500%	09/14/15	$3,149,909

	Environmental & Facilities Services 0.1%
3,275	Republic Services, Inc. (b)	5.500	09/15/19	3,360,235
4,270	Waste Management, Inc.	6.125	11/30/39	4,252,134

				7,612,369

	Food & Beverage 0.3%
4,705	Anheuser-Busch InBev Worldwide, Inc. (b)	7.200	01/15/14	5,394,701
1,995	Bunge Ltd. Finance Corp.	8.500	06/15/19	2,323,028
1,342	ConAgra Foods, Inc.	7.000	10/01/28	1,467,711
4,085	ConAgra Foods, Inc.	8.250	09/15/30	5,023,137
6,815	FBG Finance Ltd. (Australia) (b)	5.125	06/15/15	7,192,074
2,150	Kraft Foods, Inc.	5.375	02/10/20	2,189,317
842	Kraft Foods, Inc.	6.875	02/01/38	913,842
2,030	Kraft Foods, Inc.	6.875	01/26/39	2,205,457
7,025	Kraft Foods, Inc.	7.000	08/11/37	7,735,213

				34,444,480

	Health Care 0.2%
6,265	Medco Health Solutions, Inc.	7.125	03/15/18	7,153,840
3,055	Quest Diagnostics, Inc.	4.750	01/30/20	2,994,493
5,745	UnitedHealth Group, Inc.	6.000	02/15/18	6,143,565
895	WellPoint, Inc.	7.000	02/15/19	1,016,626

				17,308,524

	Independent Energy 0.0%
4,495	Questar Market Resources, Inc.	6.800	04/01/18	4,927,752

	Integrated Energy 0.0%
3,875	Hess Corp.	6.000	01/15/40	3,839,726

	Life Insurance 0.4%
3,000	Aegon NV (Netherlands)	4.625	12/01/15	3,030,303

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance (continued)
$5,000	American General Corp.	7.500%	08/11/10	$5,077,020
730	John Hancock Global Funding II (b)	7.900	07/02/10	741,559
3,070	MetLife, Inc., Ser A	6.817	08/15/18	3,411,040
220	MetLife, Inc., Ser B	7.717	02/15/19	257,310
3,155	Nationwide Financial Services, Inc.	6.250	11/15/11	3,348,215
3,350	Pacific LifeCorp (b)	6.000	02/10/20	3,275,834
3,100	Platinum Underwriters Finance, Inc., Ser B	7.500	06/01/17	3,336,326
3,005	Principal Financial Group, Inc.	8.875	05/15/19	3,614,444
4,910	Prudential Financial, Inc.	4.750	09/17/15	5,059,740
3,395	Prudential Financial, Inc.	6.625	12/01/37	3,572,739
365	Prudential Financial, Inc.	7.375	06/15/19	419,293
3,350	Reinsurance Group of America, Inc.	6.450	11/15/19	3,506,804
11,365	Xlliac Global Funding (b)	4.800	08/10/10	11,479,275

				50,129,902

	Media-Cable 0.3%
3,280	Comcast Corp.	5.150	03/01/20	3,315,854
4,535	Comcast Corp.	5.700	05/15/18	4,816,238
2,000	Comcast Corp.	6.450	03/15/37	2,043,280
5,000	Cox Communications, Inc.	7.250	11/15/15	5,824,425
3,615	DirecTV Holdings LLC (b)	5.875	10/01/19	3,768,923
890	Time Warner Cable, Inc.	6.750	06/15/39	936,667
1,760	Time Warner Cable, Inc.	8.250	04/01/19	2,133,271
5,375	Time Warner Cable, Inc.	8.750	02/14/19	6,676,745
2,595	Time Warner, Inc.	5.875	11/15/16	2,839,047
3,115	Time Warner, Inc.	7.700	05/01/32	3,605,441

				35,959,891

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Noncable 0.2%
$1,285	Grupo Televisa SA (Mexico)	6.000%	05/15/18	$1,334,357
5,830	News America, Inc.	7.850	03/01/39	6,940,842
4,585	Viacom, Inc.	6.875	04/30/36	4,876,093
2,760	Vivendi (France) (b)	6.625	04/04/18	2,994,307
3,125	WPP Finance (United Kingdom)	8.000	09/15/14	3,593,994

				19,739,593

	Metals 0.2%
2,510	Anglo American Capital PLC (United Kingdom) (b)	9.375	04/08/19	3,202,167
8,590	ArcelorMittal (Luxembourg)	9.850	06/01/19	10,935,371
1,355	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	1,509,458
1,175	Newmont Mining Corp.	5.125	10/01/19	1,184,208
5,115	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	6,575,542
3,570	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	3,704,368
1,040	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	1,082,794

				28,193,908

	Noncaptive-Consumer Finance 0.4%
7,075	American Express Credit Corp., Ser C	7.300	08/20/13	7,947,071
1,645	Ameriprise Financial, Inc.	5.300	03/15/20	1,667,346
1,995	General Electric Capital Corp.	5.500	01/08/20	2,039,253
13,225	General Electric Capital Corp.	5.625	05/01/18	13,842,674
2,775	General Electric Capital Corp.	5.875	01/14/38	2,647,100
8,900	General Electric Capital Corp.	6.000	08/07/19	9,421,211
6,316	Household Finance Corp.	6.375	10/15/11	6,722,580
740	HSBC Finance Corp.	5.500	01/19/16	778,298
4,430	HSBC Finance Corp.	6.750	05/15/11	4,657,658

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Consumer Finance (continued)
$1,925	HSBC Finance Corp.	8.000%	07/15/10	$1,963,234

				51,686,425

	Oil Field Services 0.1%
4,440	Petrobras International Finance Co. (Cayman Islands)	5.750	01/20/20	4,570,940
7,450	Weatherford International Ltd. (Switzerland)	9.625	03/01/19	9,441,914

				14,012,854

	Other 0.0%
4,325	NASDAQ OMX Group, Inc.	5.550	01/15/20	4,309,123

	Packaging 0.0%
1,765	Sealed Air Corp. (b)	7.875	06/15/17	1,919,134

	Pharmaceuticals 0.0%
4,185	Biogen Idec, Inc.	6.875	03/01/18	4,593,602

	Pipelines 0.3%
4,500	Energy Transfer Partners LP	8.500	04/15/14	5,239,526
2,325	Enterprise Products Operating LLC	5.250	01/31/20	2,350,598
4,310	Enterprise Products Operating LLC	6.500	01/31/19	4,770,890
8,709	Kinder Morgan Energy Partners LP	5.950	02/15/18	9,355,521
3,815	Plains All American Pipeline LP	6.700	05/15/36	3,931,884
3,370	Plains All American Pipeline LP	8.750	05/01/19	4,118,015
2,245	Spectra Energy Capital LLC	7.500	09/15/38	2,553,600
3,835	Texas Eastern Transmission LP	7.000	07/15/32	4,304,937

				36,624,971

	Property & Casualty Insurance 0.1%
1,775	AIG SunAmerica Global Financing VI (b)	6.300	05/10/11	1,828,539

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance (continued)
$3,065	Allstate Corp.	7.450%	05/16/19	$3,602,791
4,070	Catlin Insurance Co. Ltd. (Bermuda) (b)(c)	7.249	12/01/49	3,622,300
5,366	Farmers Exchange Capital (b)	7.050	07/15/28	4,953,827

				14,007,457

	Railroads 0.1%
1,710	CSX Corp.	6.150	05/01/37	1,729,116
5,000	CSX Corp.	6.750	03/15/11	5,261,335

				6,990,451

	REITS 0.2%
3,400	AvalonBay Communities, Inc.	6.100	03/15/20	3,620,830
3,850	Boston Properties LP	5.875	10/15/19	4,003,981
1,875	Simon Property Group LP	5.650	02/01/20	1,832,728
4,250	Simon Property Group LP	6.750	05/15/14	4,653,971
4,725	WEA Finance LLC (b)	6.750	09/02/19	5,050,803

				19,162,313

	Restaurants 0.1%
4,215	Yum! Brands, Inc.	5.300	09/15/19	4,323,465
1,130	Yum! Brands, Inc.	6.250	03/15/18	1,240,802

				5,564,267

	Retailers 0.1%
7,698	CVS Lease Pass-Through Trust	6.036	12/10/28	7,635,221
4,560	Home Depot, Inc.	5.875	12/16/36	4,439,785
4,210	Kohl’s Corp.	6.875	12/15/37	4,707,087

				16,782,093

	Sovereigns 0.1%
2,320	Export-Import Bank of Korea (Republic of Korea (South Korea))	4.125	09/09/15	2,330,022

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Sovereigns (continued)
$3,360	Korea Development Bank (Republic of Korea (South Korea))	4.375%	08/10/15	$3,414,274

				5,744,296

	Supermarkets 0.1%
1,065	Delhaize America, Inc.	9.000	04/15/31	1,358,402
3,780	Delhaize Group (Belgium)	5.875	02/01/14	4,136,806
1,000	Kroger Co.	6.900	04/15/38	1,119,156

				6,614,364

	Technology 0.1%
2,920	Amphenol Corp.	4.750	11/15/14	3,006,867
2,015	Cisco Systems, Inc.	5.900	02/15/39	2,052,862
1,815	Corning, Inc.	6.625	05/15/19	2,016,632
2,310	IBM Corp.	5.600	11/30/39	2,338,323
3,100	KLA Instruments Corp.	6.900	05/01/18	3,368,041
890	Xerox Corp.	5.625	12/15/19	916,523
2,795	Xerox Corp.	6.350	05/15/18	3,032,581

				16,731,829

	Tobacco 0.1%
3,505	Altria Group, Inc.	9.250	08/06/19	4,266,009
3,465	BAT International Finance PLC (United Kingdom) (b)	9.500	11/15/18	4,494,278

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tobacco (continued)
$4,510	Philip Morris International, Inc.	5.650%	05/16/18	$4,863,733

				13,624,020

	Wireline 0.4%
1,785	AT&T Corp.	8.000	11/15/31	2,176,236
8,767	AT&T, Inc.	6.300	01/15/38	8,925,919
2,485	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	3,191,041
3,610	SBC Communications, Inc.	6.150	09/15/34	3,577,395
6,160	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	6,672,438
3,260	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	3,525,491
10,015	Telefonica Europe (Netherlands)	8.250	09/15/30	12,318,991
3,930	Verizon Communications, Inc.	6.350	04/01/19	4,358,873
3,435	Verizon Communications, Inc.	8.950	03/01/39	4,672,672

				49,419,056

	Total Corporate Bonds 7.2%			886,312,075

	Agency Bonds 1.3%
	Banking — FDIC Guaranteed 0.9%
18,400	Citibank NA	1.750	12/28/12	18,464,566
69,000	Citigroup Funding, Inc.	2.250	12/10/12	70,165,341
11,500	GMAC, Inc.	2.200	12/19/12	11,678,572
7,500	KeyBank NA	3.200	06/15/12	7,793,100

				108,101,579

	Noncaptive-Diversified Finance — FDIC Guaranteed 0.4%
46,300	General Electric Capital Corp.	2.625	12/28/12	47,577,139

	Total Agency Bonds 1.3%			155,678,718

	Foreign Government Obligations 0.2%
16,195	Brazilian Government International Bond (Brazil)	6.000	01/17/17	17,676,842

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Foreign Government Obligations (continued)
$6,235	Italian Republic (Italy)	6.875%	09/27/23	$7,166,883
1,615	Republic of Peru (Peru)	7.125	03/30/19	1,879,053

	Total Foreign Government Obligations 0.2%			26,722,778

	Municipal Bonds 0.2%
	California 0.0%
780	California St Build America Bonds (d)	6.650	03/01/22	813,618
2,745	California St Taxable Var Purp 3	5.950	04/01/16	2,859,000

				3,672,618

	Georgia 0.1%
4,980	Municipal Elec Auth GA Build America Bonds	6.655	04/01/57	4,977,858
2,600	Municipal Elec Auth GA Build America Bonds Taxable Plt	6.637	04/01/57	2,592,538

				7,570,396

	Illinois 0.1%
3,945	Chicago, IL Transit Auth Sales Build America Bonds, Ser B (d)	6.200	12/01/40	3,945,671
2,970	Illinois St Toll Hwy Auth Toll Hwy Rev Build America Bonds Direct Pmt Taxable Sr Priority	6.184	01/01/34	3,019,480

				6,965,151

	New York 0.0%
3,555	New York Build America Bonds	5.968	03/01/36	3,540,851

	Total Municipal Bonds 0.2%			21,749,016

	Asset Backed Securities 0.1%
4,167	ARI Fleet Lease Trust (b)(e)	1.680	08/15/18	4,168,303
3,825	Chesapeake Funding LLC (b)(e)	2.230	12/15/20	3,848,072

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$5,075	GE Dealer Floorplan Master Note Trust (b)(e)	1.790%	10/20/14	$5,078,461
1,721	Harley-Davidson Motorcycle Trust, Class A2	4.070	02/15/12	1,723,575

	Total Asset Backed Securities 0.1%			14,818,411

	Total Long-Term Investments 98.5% (Cost $11,085,127,507)			12,156,248,826

Short-Term Investments 1.5%
Repurchase Agreements 1.4%
Banc of America Securities ($29,981,823 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $29,981,831)				29,981,823
JPMorgan Chase & Co. ($143,682,855 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $143,682,895)				143,682,855
State Street Bank & Trust Co. ($6,322 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $6,322)				6,322

Total Repurchase Agreements 1.4%				173,671,000

United States Government Agency Obligations 0.1%
United States Treasury Bill ($2,775,000 par, yielding 0.151%, 05/06/10 maturity) (f)				2,774,592

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued

Description	Value

United States Government Agency Obligations (continued)
United States Treasury Bill ($12,000,000 par, yielding 0.192%, 08/26/10 maturity)	$11,990,592

Total United States Government Agency Obligations 0.1%	14,765,184

Total Short-Term Investments 1.5% (Cost $188,436,184)	188,436,184

Total Investments 100.0% (Cost $11,273,563,691)	12,344,685,010

Other Assets in Excess of Liabilities 0.0%	3,046,255

Net Assets 100.0%	$12,347,731,265

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Non-income producing security.

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Variable Rate Coupon

(d)	Security purchased on a when-issued or delayed delivery basis.

(e)	Floating Rate Coupon

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

ADR — American Depositary Receipt

LYON — Liquid Yield Option Note

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
Futures contracts outstanding as of March 31, 2010:

	Number	Unrealized
	Of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 5 -Year Futures, June 2010 (Current Notional Value of $114,844 per contract)	645	$(362,616)

Short Contracts:
U.S. Treasury Bond 30 -Year Futures, June 2010 (Current Notional Value of $116,125 per contract)	27	43,818
U.S. Treasury Notes 2 -Year Futures, June 2010 (Current Notional Value of $216,953 per contract)	1,072	297,330
U.S. Treasury Notes 10 -Year Futures, June 2010 (Current Notional Value of $116,250 per contract)	937	407,011

Total Short Contracts	2,036	748,159

Total Futures Contracts	2,681	$385,543

Swap contracts outstanding as of March 31, 2010:
Credit Default Swaps

			Pay/					Credit
			Receive		Notional			Rating of
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront		Reference
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value	Entity*
Bank of	Sealed
America, N.A.	Air Corp.	Buy	1.120%	03/20/18	$1,540	$0	$64,208	BB+

*	Credit rating as issued by Standard and Poor’s.
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. Fixed income investments are valued by an independent pricing service using the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Options are valued at the last sale price. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Equity and Income Fund
Portfolio of Investments ■ March 31, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1— Prices are based on quoted prices in active markets for identical investments.
Level 2— Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3— Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Common & Convertible Preferred Stocks
Aerospace & Defense	$45,285,520	$—	$—	$45,285,520
Agricultural Products	34,018,144	—	—	34,018,144
Air Freight & Logistics	67,808,400	—	—	67,808,400
Apparel Retail	64,837,416	—	—	64,837,416
Application Software	47,565,881	—	—	47,565,881
Asset Management & Custody Banks	55,910,404	—	—	55,910,404
Automobile Manufacturers	46,642,242	—	—	46,642,242
Biotechnology	36,151,425	—	—	36,151,425
Broadcasting & Cable TV	126,152,342	—	—	126,152,342
Broadcasting — Diversified	94,448,527	—	—	94,448,527
Communications Equipment	125,204,300	—	—	125,204,300
Computer Hardware	235,194,210	—	—	235,194,210
Consumer Electronics	104,667,248	—	—	104,667,248
Data Processing & Outsourced Services	11,999,505	—	—	11,999,505
Diversified Banks	143,710,784	—	—	143,710,784
Diversified Chemicals	136,427,334	110,259,706	—	246,687,040
Diversified Commercial & Professional Services	46,890,637	—	—	46,890,637
Diversified Metals & Mining	62,663,354	—	—	62,663,354
Drug Retail	79,914,114	—	—	79,914,114
Electric Utilities	335,671,254	36,743,899	—	372,415,153
Electronic Equipment Manufacturers	16,796,076	—	—	16,796,076
Food Distributors	87,399,650	—	—	87,399,650
Gold	35,610,256	—	—	35,610,256
Health Care Distributors	54,873,690	—	—	54,873,690
Health Care Equipment	118,718,622	—	—	118,718,622
Health Care Facilities	—	23,328,000	—	23,328,000
Health Care Services	—	24,900,000	—	24,900,000
Home Improvement Retail	153,542,805	—	—	153,542,805
Human Resource & Employment Services	98,106,583	—	—	98,106,583
Hypermarkets & Super Centers	167,100,240	—	—	167,100,240
Industrial Conglomerates	477,275,624	—	—	477,275,624
Industrial Machinery	163,469,185	—	—	163,469,185
Insurance Brokers	256,146,264	—	—	256,146,264
Integrated Oil & Gas	675,195,727	—	—	675,195,727
Integrated Telecommunication Services	79,206,840	—	—	79,206,840
Internet Software & Services	255,472,688	—	—	255,472,688
Investment Banking & Brokerage	116,140,408	—	—	116,140,408
Life & Health Insurance	25,047,273	—	—	25,047,273

		Level 2	Level 3
	Level 1	Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Managed Health Care	$113,560,920	$—	$—	$113,560,920
Motorcycle Manufacturers	46,531,639	—	—	46,531,639
Movies & Entertainment	381,481,471	—	—	381,481,471
Office Services & Supplies	69,673,843	—	—	69,673,843
Oil & Gas Equipment & Services	141,172,256	—	—	141,172,256
Oil & Gas Exploration & Production	272,938,139	—	—	272,938,139
Oil & Gas Storage & Transportation	—	32,955,738	—	32,955,738
Other Diversified Financial Services	704,302,729	—	—	704,302,729
Packaged Foods & Meats	233,074,464	—	—	233,074,464
Personal Products	40,894,048	—	—	40,894,048
Pharmaceuticals	462,672,073	90,146,324	—	552,818,397
Property & Casualty Insurance	139,117,758	—	—	139,117,758
Regional Banks	347,366,085	—	—	347,366,085
Semiconductor Equipment	49,041,615	—	—	49,041,615
Semiconductors	98,240,058	—	—	98,240,058
Soft Drinks	61,583,500	—	—	61,583,500
Systems Software	2,412,454	—	—	2,412,454
Wireless Telecommunication Services	101,229,985	—	—	101,229,985
Convertible Corporate Obligations	—	1,851,643,519	—	1,851,643,519
United States Treasury Obligations	—	934,432,633	—	934,432,633
Corporate Bonds	—	886,312,075	—	886,312,075
Agency Bonds	—	155,678,718	—	155,678,718
Foreign Government Obligations	—	26,722,778	—	26,722,778
Municipal Bonds	—	21,749,016	—	21,749,016
Asset Backed Securities	—	14,818,411	—	14,818,411
Short-Term Investments	—	188,436,184	—	188,436,184
Futures	748,159	—	—	748,159
Credit Default Swaps	—	64,208	—	64,208

Total Investments in an Asset Position	$7,947,306,168	$4,398,191,209	$—	$12,345,497,377

Investments in a Liability Position
Futures	$(362,616)	$—	$—	$(362,616)

Transfers between investment levels may occur as the markets fluctuate and/or as the availability of data used in an investment’s valuation changes. The Fund recognizes the transfer of investments into or out of a valuation level at month end. As of the three-month period ended March 31, 2010, the Fund did not have any investments transfer between valuation levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity and Income Fund
By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
	Name:	Edward C. Wood III
	Title:	Principal Executive Officer
	Date:	May 17, 2010

By:	/s/ Stuart N. Schuldt
	Name:	Stuart N. Schuldt
	Title:	Principal Financial Officer
	Date:	May 17, 2010